(

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 7.5%
	AUTO LOAN — 5.4%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$ 1,275,470
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	923,371
1,150,000	World Omni Auto Receivables Trust Series 2019-B C		3.0300	01/15/26	1,146,310
					3,345,151
	OTHER ABS — 2.1%
1,350,000	PFS Financing Corporation Series 2020-G A(a)		0.9700	02/15/26	1,298,545

	TOTAL ASSET BACKED SECURITIES (Cost $4,913,665)				4,643,696

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3%
	AUTOMOTIVE — 0.8%
600,000	Dana, Inc.		4.2500	09/01/30	481,606

	BANKING — 7.2%
1,375,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	1,309,326
1,375,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	1,344,309
1,200,000	National Bank of Canada(b)	H15T1Y + 0.400%	0.5500	11/15/24	1,164,245
750,000	Royal Bank of Canada		1.1500	07/14/26	672,416
					4,490,296
	COMMERCIAL SUPPORT SERVICES — 0.7%
500,000	Waste Management, Inc.		4.1500	07/15/49	447,226

	ELEC & GAS MARKETING & TRADING — 0.9%
700,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	579,277

	ELECTRIC UTILITIES — 14.8%
375,000	AES Corporation (The)		1.3750	01/15/26	337,469
850,000	Ameren Illinois Company		5.9000	12/01/52	948,176
250,000	Avangrid, Inc.		3.1500	12/01/24	242,262
500,000	CenterPoint Energy, Inc.(b)	SOFRRATE + 0.650%	5.2570	05/13/24	495,500
1,225,000	DTE Electric Company		3.9500	03/01/49	1,030,823

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	ELECTRIC UTILITIES — 14.8% (Continued)
250,000	Duke Energy Florida, LLC		2.5000	12/01/29	$ 220,033
650,000	Interstate Power and Light Company		3.5000	09/30/49	489,733
1,175,000	MidAmerican Energy Company		4.2500	07/15/49	1,048,638
1,150,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	887,687
500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	422,202
1,425,000	Northern States Power Company		2.9000	03/01/50	1,004,707
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,003,523
1,500,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,026,498
					9,157,251
	ENGINEERING & CONSTRUCTION — 2.7%
600,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	553,273
700,000	MasTec, Inc.(a)		4.5000	08/15/28	646,880
575,000	Quanta Services, Inc. Class B		2.9000	10/01/30	495,501
					1,695,654
	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
1,425,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	1,322,163
1,325,000	Nasdaq, Inc.		3.2500	04/28/50	906,554
					2,228,717
	INSURANCE — 3.1%
1,000,000	Aflac, Inc.		1.1250	03/15/26	905,731
1,125,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,008,966
					1,914,697
	MACHINERY — 2.4%
650,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	581,167
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	884,893
					1,466,060
	OIL & GAS PRODUCERS — 0.5%
350,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	327,234

	REAL ESTATE INVESTMENT TRUSTS — 5.3%
750,000	Alexandria Real Estate Equities, Inc.		4.7500	04/15/35	702,216
500,000	AvalonBay Communities, Inc.		2.0500	01/15/32	404,350
700,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		3.3750	06/15/26	608,076

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.3% (Continued)
500,000	Prologis, L.P.		1.2500	10/15/30	$ 393,295
1,180,000	Public Storage(b)	SOFRRATE + 0.470%	5.0210	04/23/24	1,174,647
					3,282,584
	SEMICONDUCTORS — 1.3%
1,000,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	826,883

	TECHNOLOGY SERVICES — 0.4%
250,000	Verisk Analytics, Inc.		5.5000	06/15/45	243,606

	WHOLESALE - CONSUMER STAPLES — 1.6%
1,125,000	Sysco Corporation		2.4000	02/15/30	978,245

	TOTAL CORPORATE BONDS (Cost $32,917,394)				28,119,336

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.2%
	COMBINED UTILITIES — 1.7%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,047,762

	MISCELLANEOUS TAX — 1.4%
900,000	Commonwealth of Massachusetts		3.6390	07/15/24	889,335

	MULTI-FAMILY HOUSING — 1.3%
250,000	Maine State Housing Authority		0.4000	11/15/24	239,433
500,000	New York City Housing Development Corporation		0.6500	11/01/25	470,226
100,000	New York State Housing Finance Agency		0.7000	11/01/25	94,168
					803,827
	SINGLE-FAMILY HOUSING — 1.3%
426,584	Minnesota Housing Finance Agency		1.5800	02/01/51	347,176
480,000	Texas Department of Housing & Community Affairs		0.5000	07/01/24	464,663
					811,839
	STATE — 1.6%
1,250,000	State of Oregon		2.3370	11/01/33	1,017,658

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.2% (Continued)
	WATER AND SEWER — 1.9%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	$ 1,124,833

	TOTAL MUNICIPAL BONDS (Cost $6,580,107)			5,695,254

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.1%
	AGENCY FIXED RATE — 20.6%
928,997	Fannie Mae Pool BO9355	3.0000	03/01/50	840,519
905,826	Fannie Mae Pool BP5878	2.5000	06/01/50	783,834
782,191	Fannie Mae Pool FM4720	3.0000	10/01/50	707,371
737,299	Fannie Mae Pool MA4307	3.0000	04/01/51	663,954
1,120,184	Fannie Mae Pool MA4379	2.5000	07/01/51	968,004
1,199,952	Fannie Mae Pool MA4625	3.5000	06/01/52	1,114,199
961,476	Fannie Mae Pool MA4655	4.0000	07/01/52	919,560
1,113,598	Fannie Mae Pool MA4700	4.0000	08/01/52	1,064,935
993,576	Fannie Mae Pool MA4916	4.0000	02/01/53	949,953
1,045,419	Freddie Mac Pool SD8090	2.0000	09/01/50	867,635
685,399	Freddie Mac Pool SD8128	2.0000	02/01/51	568,773
674,052	Freddie Mac Pool SD8129	2.5000	02/01/51	584,334
1,092,846	Freddie Mac Pool RA5696	2.5000	08/01/51	944,150
947,490	Freddie Mac Pool SD8206	3.0000	04/01/52	850,904
1,046,820	Freddie Mac Pool SD8214	3.5000	05/01/52	972,012
				12,800,137
	AGENCY MBS OTHER — 1.7%
1,074,517	Fannie Mae Pool MA4805	4.5000	11/01/52	1,052,641

	GOVERNMENT OWNED, NO GUARANTEE — 1.7%
875,000	Federal National Mortgage Association	5.6250	07/15/37	1,027,023

	GOVERNMENT SPONSORED — 11.1%
1,150,000	Federal Farm Credit Banks Funding Corporation	5.0800	12/01/23	1,150,001

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.1% (Continued)
	GOVERNMENT SPONSORED — 11.1% (Continued)
1,000,000	Federal Farm Credit Banks Funding Corporation	4.1250	01/11/29	$ 1,010,753
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	1,027,007
1,100,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,097,804
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,027,215
1,000,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	997,800
600,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	598,802
				6,909,382
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $23,222,255)			21,789,183

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
1,658,545	First American Government Obligations Fund, Class U, 4.67% (Cost $1,658,545)(c)			1,658,545

	TOTAL INVESTMENTS - 99.8% (Cost $69,291,966)			$ 61,906,014
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			112,861
	NET ASSETS - 100.0%			$ 62,018,875

LLC	- Limited Liability Company
L.P.	- Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $4,696,907 or 7.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.6%
	BIOTECH & PHARMA - 3.2%
476,007	Royalty Pharma plc, Class A	$ 17,150,532

	CHEMICALS - 4.1%
524,020	Element Solutions, Inc.	10,118,826
52,687	Sherwin-Williams Company (The)	11,842,457
		21,961,283
	DIVERSIFIED INDUSTRIALS - 2.2%
211,139	Pentair PLC	11,669,653

	ELECTRIC UTILITIES - 7.5%
414,958	Clearway Energy, Inc.	13,000,634
112,531	CMS Energy Corporation	6,907,153
212,742	NextEra Energy Partners, L.P.	12,924,077
74,174	WEC Energy Group, Inc.	7,030,953
		39,862,817
	ELECTRICAL EQUIPMENT - 14.6%
611,190	nVent Electric PLC	26,244,499
60,043	Roper Technologies, Inc.	26,460,350
135,085	Trane Technologies PLC	24,852,938
		77,557,787
	HEALTH CARE FACILITIES & SERVICES - 1.4%
138,000	Encompass Health Corporation	7,465,800

	HOME CONSTRUCTION - 1.2%
66,013	DR Horton, Inc.	6,448,810

	INDUSTRIAL REIT - 4.6%
33,255	EastGroup Properties, Inc.	5,497,717
154,725	Prologis, Inc.	19,305,039
		24,802,756
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
289,036	Nasdaq, Inc.	15,801,598

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 91.6% (Continued)
	INSURANCE - 3.2%
90,532	Arthur J Gallagher & Company	$ 17,319,677

	MACHINERY - 2.2%
50,357	IDEX Corporation	11,633,978

	MEDICAL EQUIPMENT & DEVICES - 8.4%
169,280	Bruker Corporation	13,346,035
7,287	Mettler-Toledo International, Inc.(a)	11,150,640
105,400	STERIS plc	20,160,913
		44,657,588
	OIL & GAS PRODUCERS - 6.3%
242,424	Targa Resources Corporation	17,684,831
536,047	Williams Companies, Inc. (The)	16,006,363
		33,691,194
	RESIDENTIAL REIT - 2.5%
197,811	Equity LifeStyle Properties, Inc.	13,279,052

	RETAIL - DISCRETIONARY - 1.3%
30,894	Lithia Motors, Inc.	7,072,563

	SEMICONDUCTORS - 4.6%
138,830	Entegris, Inc.	11,385,448
33,362	KLA Corporation	13,317,110
		24,702,558
	SOFTWARE - 6.0%
84,044	Palo Alto Networks, Inc.(a)	16,786,949
38,748	Synopsys, Inc.(a)	14,966,415
		31,753,364
	SPECIALTY REIT - 1.6%
297,367	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,504,696

	TECHNOLOGY SERVICES - 6.8%
130,515	CDW Corporation/DE	25,436,068

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	COMMON STOCKS — 91.6% (Continued)
	TECHNOLOGY SERVICES - 6.8% (Continued)
57,633	Verisk Analytics, Inc.			$ 11,057,467
				36,493,535
	TRANSPORTATION & LOGISTICS - 3.1%
49,200	Old Dominion Freight Line, Inc.			16,769,328

	WHOLESALE - CONSUMER STAPLES - 2.1%
148,366	Sysco Corporation			11,458,306

	WHOLESALE - DISCRETIONARY - 1.7%
26,227	Pool Corporation			8,981,174

	TOTAL COMMON STOCKS (Cost $470,778,237)			489,038,049

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.5%
	AUTOMOTIVE — 1.4%
62,500	Aptiv plc	5.5000	06/15/23	7,700,291

	ELECTRIC UTILITIES — 2.1%
119,600	AES Corporation (The)	6.8750	02/15/24	10,705,396

	TOTAL PREFERRED STOCKS (Cost $21,140,597)			18,405,687

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
2,000,000	Calvert Impact Capital, Inc.(b)	1.0000	11/15/23	2,000,300
2,000,000	Vision Fund International(b),(c),(d)	2.6110	11/30/23	2,000,000
				4,000,300
	TOTAL CORPORATE BONDS (Cost $4,000,000)			4,000,300

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS - 5.0%
104,771	Fidelity Government Portfolio, Class I, 4.72%(e)	$ 104,771
26,486,345	First American Government Obligations Fund, Class U, 4.67%(e)	26,486,345
	TOTAL MONEY MARKET FUNDS (Cost $26,591,116)	26,591,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,591,116)	26,591,116

	TOTAL INVESTMENTS - 100.9% (Cost $522,509,950)	$ 538,035,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(4,897,754)
	NET ASSETS - 100.0%	$ 533,137,398

LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $4,000,300, representing 0.8% of net assets.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Restricted security.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.0%
	ADVERTISING & MARKETING - 2.1%
35,000	Trade Desk, Inc. (The), Class A(a)	$ 2,131,850

	CONSUMER SERVICES - 1.9%
162,943	Coursera, Inc.(a)	1,877,103

	MEDICAL EQUIPMENT & DEVICES - 1.7%
7,598	Shockwave Medical, Inc.(a)	1,647,474

	RENEWABLE ENERGY - 6.1%
7,380	Enphase Energy, Inc.(a)	1,551,866
199,246	Shoals Technologies Group, Inc.(a)	4,540,817
		6,092,683
	RETAIL - CONSUMER STAPLES - 2.2%
92,044	HelloFresh S.E.(a)	2,187,530

	SEMICONDUCTORS - 14.6%
27,356	Entegris, Inc.	2,243,466
5,418	KLA Corporation	2,162,703
6,800	Lam Research Corporation	3,604,816
34,212	Lattice Semiconductor Corporation(a)	3,267,246
6,493	Monolithic Power Systems, Inc.	3,250,006
		14,528,237
	SOFTWARE - 63.4%
522,805	Arteris, Inc.(a)	2,211,465
30,405	BILL Holdings, Inc.(a)	2,467,062
1,934	Constellation Software, Inc.	3,631,986
19,319	Crowdstrike Holdings, Inc., Class A(a)	2,651,726
26,504	Datadog, Inc., Class A(a)	1,925,781
414,838	Dlocal Ltd./Uruguay(a)	6,728,672
67,018	DoubleVerify Holdings, Inc.(a)	2,020,593
229,146	Doximity, Inc.(a)	7,419,747

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares						Fair Value
	COMMON STOCKS — 95.0% (Continued)
	SOFTWARE - 63.4% (Continued)
57,383	Five9, Inc.(a)					$ 4,148,217
247,907	Flywire Corporation(a)					7,278,550
109,503	Global-e Online Ltd.(a)					3,529,282
6,000	HubSpot, Inc.(a)					2,572,500
5,803	Lumine Group, Inc.(a)					63,160
40,859	Palo Alto Networks, Inc.(a)					8,161,176
44,603	Sprout Social, Inc., Class A(a)					2,715,431
14,857	Synopsys, Inc.(a)					5,738,516
						63,263,864
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
199,327	Xometry, Inc.(a)					2,983,925

	TOTAL COMMON STOCKS (Cost $89,134,159)					94,712,666

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.9%
	ASSET MANAGEMENT — 0.9%
900,000	Calvert Impact Capital, Inc.(b)			1.0000	11/15/23	900,135

	TOTAL CORPORATE BONDS (Cost $900,000)					900,135

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
11,746	Fidelity Government Portfolio, Class I, 4.72%(c)					11,746
3,517,620	First American Government Obligations Fund, Class U, 4.67%(c)					3,517,620
	TOTAL MONEY MARKET FUNDS (Cost $3,529,366)					3,529,366

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,529,366)					3,529,366

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.0% (a),(e)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(e)
39	Dlocal Ltd./Uruguay	IB	04/21/2023	$ 18	$ 63,258	2,145
	TOTAL CALL OPTIONS PURCHASED (Cost $1,619)
	TOTAL EQUITY OPTIONS PURCHASED (Cost $1,619)					2,145

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Fair Value
TOTAL INVESTMENTS - 99.4% (Cost $93,565,144)	$ 99,144,312
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	631,351
NET ASSETS - 100.0%	$ 99,775,663

IB	- Interactive Brokers
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $900,135, representing 0.9% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Percentage rounds to less than 0.1%.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.3%
	ADVERTISING & MARKETING - 1.7%
968,934	Trade Desk, Inc. (The), Class A(a)	$ 59,017,770

	AUTOMOTIVE - 2.3%
719,700	Aptiv plc(a)	80,743,143

	BIOTECH & PHARMA - 8.7%
191,382	Argenx S.E. - ADR(a)	71,305,106
473,923	Ascendis Pharma A/S - ADR(a)	50,814,024
1,344,376	Collegium Pharmaceutical, Inc.(a)	32,251,580
930,000	Guardant Health, Inc.(a)	21,799,200
634,200	Horizon Therapeutics plc(a)	69,216,588
200,000	Prometheus Biosciences, Inc.(a)	21,464,000
412,913	Royalty Pharma plc, Class A	14,877,255
130,876	Seagen, Inc.(a)	26,498,464
		308,226,217
	COMMERCIAL SUPPORT SERVICES - 3.5%
804,000	Waste Connections, Inc.	111,812,280
817,475	ZipRecruiter, Inc.(a)	13,030,552
		124,842,832
	CONSUMER SERVICES - 1.1%
3,239,179	Coursera, Inc.(a)	37,315,342

	ELECTRIC UTILITIES - 4.5%
775,019	Brookfield Renewable Corporation	27,086,914
1,236,000	Brookfield Renewable Partners, L.P.	38,946,360
740,862	Clearway Energy, Inc.	23,211,206
1,151,500	NextEra Energy Partners, L.P.	69,953,626
		159,198,106
	ELECTRICAL EQUIPMENT - 6.7%
125,900	Novanta, Inc.(a)	20,029,431
229,000	Roper Technologies, Inc.	100,918,010
613,600	Trane Technologies PLC	112,890,128
		233,837,569

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
882,000	Trex Company, Inc.(a)	$ 42,926,940

	HOME CONSTRUCTION - 1.7%
622,000	DR Horton, Inc.	60,763,180

	INFRASTRUCTURE REIT - 0.9%
235,000	Crown Castle, Inc.	31,452,400

	MEDICAL EQUIPMENT & DEVICES - 11.1%
1,020,700	Exact Sciences Corporation(a)	69,213,667
240,000	IDEXX Laboratories, Inc.(a)	120,019,200
75,000	Intuitive Surgical, Inc.(a)	19,160,250
112,000	Mettler-Toledo International, Inc.(a)	171,383,520
52,897	Shockwave Medical, Inc.(a)	11,469,657
		391,246,294
	OIL & GAS PRODUCERS - 1.3%
301,000	Cheniere Energy, Inc.	47,437,600

	RENEWABLE ENERGY - 2.3%
163,000	Enphase Energy, Inc.(a)	34,275,640
1,975,140	Shoals Technologies Group, Inc.(a)	45,013,441
		79,289,081
	RETAIL - CONSUMER STAPLES - 0.7%
1,096,150	HelloFresh S.E.(a)	26,051,249

	RETAIL - DISCRETIONARY - 3.6%
89,628	Lithia Motors, Inc.	20,518,538
421,500	Lowe's Companies, Inc.	84,287,356
30,033	O'Reilly Automotive, Inc.(a)	25,497,416
		130,303,310
	SEMICONDUCTORS - 6.4%
69,000	ASML Holding N.V. - ADR	46,968,990
397,941	Entegris, Inc.	32,635,141
108,100	Lam Research Corporation	57,305,971

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.3% (Continued)
	SEMICONDUCTORS - 6.4% (Continued)
478,527	Lattice Semiconductor Corporation(a)	$ 45,699,329
90,818	Monolithic Power Systems, Inc.	45,458,042
		228,067,473
	SOFTWARE - 26.7%
233,993	BILL Holdings, Inc.(a)	18,986,192
475,426	Crowdstrike Holdings, Inc., Class A(a)	65,256,973
466,619	Datadog, Inc., Class A(a)	33,904,537
4,032,192	Dlocal Ltd./Uruguay(a)	65,402,154
1,800,728	DoubleVerify Holdings, Inc.(a)	54,291,949
4,311,077	Doximity, Inc.(a)	139,592,673
1,021,755	Evolent Health, Inc., Class A(a)	33,155,950
1,007,851	Five9, Inc.(a)	72,857,549
3,777,381	Flywire Corporation(a)	110,903,906
2,682,658	Global-e Online Ltd.(a)	86,462,067
172,331	HubSpot, Inc.(a)	73,886,916
703,895	Palo Alto Networks, Inc.(a)	140,595,987
830,457	Sprout Social, Inc., Class A(a)	50,558,222
15,909	Synopsys, Inc.(a)	6,144,851
		951,999,926
	SPECIALTY REIT - 0.8%
1,029,577	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,445,902

	TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,703,326	Xometry, Inc.(a),(b)	40,468,790

	TECHNOLOGY SERVICES - 0.7%
125,000	Verisk Analytics, Inc.	23,982,500

	TRANSPORTATION & LOGISTICS - 4.0%
220,000	GXO Logistics, Inc.(a)	11,101,200
378,000	Old Dominion Freight Line, Inc.	128,837,520
115,000	RXO, Inc.(a)	2,258,600
		142,197,320

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	COMMON STOCKS — 93.3% (Continued)
	WHOLESALE - DISCRETIONARY - 2.3%
237,000	Pool Corporation			$ 81,158,280

	TOTAL COMMON STOCKS (Cost $2,392,545,892)			3,309,971,224

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			2,906,351

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			2,906,351

Shares				Fair Value
	PRIVATE INVESTMENTS — 0.9%
	MEDICAL EQUIPMENT & DEVICES — 0.9%
139,527	Beta Bionic Series B(a),(b),(c),(d),(e),(f)			18,435,172
48,872	Beta Bionics Series B2(a),(b),(c),(d),(e),(f)			6,457,272
71,900	Beta Bionics Series C(a),(b),(c),(d),(e),(f)			7,599,916
				32,492,360
	TOTAL PRIVATE INVESTMENTS (Cost $37,399,898)			32,492,360

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.4%
	ASSET MANAGEMENT — 1.4%
12,000,000	Calvert Impact Capital, Inc.(c)	1.0000	11/15/23	12,001,800
12,000,000	Calvert Impact Capital, Inc.(c)	1.5000	11/15/24	12,000,000
7,000,000	Vision Fund International(c),(d),(f)	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International(c),(d),(f)	4.7400	05/16/25	5,000,000
5,000,000	Vision Fund International(c),(d),(f)	5.9030	09/19/25	5,000,000
5,000,000	Vision Fund International(c),(d),(f)	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International(c),(d),(f)	3.2230	12/15/26	5,000,000

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.4% (Continued)
	ASSET MANAGEMENT — 1.4% (Continued)
			$ 51,001,800
	TOTAL CORPORATE BONDS (Cost $51,000,000)		51,001,800

Shares			Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
17,975	Beta Bionics Series C Warrant(a),(b),(c),(d),(e),(f)		1,899,799

	TOTAL WARRANT (Cost $–)		1,899,799

Shares			Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
33,716,032	Fidelity Government Portfolio, Class I, 4.72%(g)		33,716,032
114,900,694	First American Government Obligations Fund, Class U, 4.67%(g)		114,900,694
	TOTAL MONEY MARKET FUNDS (Cost $148,616,726)		148,616,726

	TOTAL SHORT-TERM INVESTMENTS (Cost $148,616,726)		148,616,726

	TOTAL INVESTMENTS - 100.0% (Cost $2,629,562,516)		$ 3,546,888,260
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(1,717,532)
	NET ASSETS - 100.0%		$ 3,545,170,728

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
CVR	- Contingent Value Rights
L.P.	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $88,300,310, representing 2.5% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.7%
	BIOTECH & PHARMA - 66.5%
642,073	89bio, Inc.(a)	$ 9,778,772
1,675,959	ADC Therapeutics S.A.(a)	3,268,120
379,120	Akero Therapeutics, Inc.(a)	14,505,131
664,829	ALX Oncology Holdings, Inc.(a)	3,005,027
458,054	Amylyx Pharmaceuticals, Inc.(a)	13,439,304
1,867,250	Annexon, Inc.(a)	7,188,913
495,000	Apellis Pharmaceuticals, Inc.(a)	32,650,200
240,000	Arcus Biosciences, Inc.(a)	4,377,600
137,000	Argenx S.E. - ADR(a)	51,043,460
308,786	Ascendis Pharma A/S - ADR(a)	33,108,035
2,525,830	Aura Biosciences, Inc.(a),(b)	23,439,702
459,203	Beam Therapeutics, Inc.(a)	14,060,796
2,210,000	BELLUS Health, Inc.(a)	15,912,000
1,102,889	BioCryst Pharmaceuticals, Inc.(a)	9,198,094
164,299	BioMarin Pharmaceutical, Inc.(a)	15,976,435
438,500	Blueprint Medicines Corporation(a)	19,728,115
941,176	Bridgebio Pharma, Inc.(a)	15,604,698
1,377,740	Celldex Therapeutics, Inc.(a)	49,571,085
312,000	Cerevel Therapeutics Holdings, Inc.(a)	7,609,680
1,439,564	Chinook Therapeutics, Inc.(a)	33,325,907
2,589,778	Cogent Biosciences, Inc.(a)	27,943,705
1,285,217	Collegium Pharmaceutical, Inc.(a)	30,832,356
434,768	Crinetics Pharmaceuticals, Inc.(a)	6,982,374
556,000	Cytokinetics, Inc.(a)	19,565,640
313,407	Denali Therapeutics, Inc.(a)	7,220,897
960,000	FibroGen, Inc.(a)	17,913,600

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.7% (Continued)
	BIOTECH & PHARMA - 66.5% (Continued)
4,702,641	Freeline Therapeutics Holdings plc Series C - ADR(a),(b)	$ 2,163,215
944,377	Guardant Health, Inc.(a)	22,136,197
166,251	Horizon Therapeutics plc(a)	18,144,634
1,390,000	Immunovant, Inc.(a)	21,558,900
912,103	Insmed, Inc.(a)	15,551,356
493,222	Intellia Therapeutics, Inc.(a)	18,382,384
501,033	Intercept Pharmaceuticals, Inc.(a)	6,728,873
110,000	Ionis Pharmaceuticals, Inc.(a)	3,931,400
339,840	Karuna Therapeutics, Inc.(a)	61,728,538
300,000	Keros Therapeutics, Inc.(a)	12,810,000
3,173,197	Marinus Pharmaceuticals, Inc.(a),(b)	21,895,059
371,102	Mirati Therapeutics, Inc.(a)	13,797,572
2,059,201	Mirum Pharmaceuticals, Inc.(a),(b)	49,462,008
135,000	Neurocrine Biosciences, Inc.(a)	13,664,700
470,020	Prometheus Biosciences, Inc.(a)	50,442,546
438,732	Prothena Corp plc(a)	21,265,340
34,047	PTC Therapeutics, Inc.(a)	1,649,237
898,000	Rocket Pharmaceuticals, Inc.(a)	15,382,740
1,690,300	Roivant Sciences Ltd.(a)	12,474,414
187,268	Sarepta Therapeutics, Inc.(a)	25,811,148
148,900	Seagen, Inc.(a)	30,147,783
1,561,092	Talaris Therapeutics, Inc.(a)	2,934,853
359,000	Ultragenyx Pharmaceutical, Inc.(a)	14,395,900
3,675,644	VectivBio Holding A.G.(a),(b)	31,610,538
641,200	Xenon Pharmaceuticals, Inc.(a)	22,948,548
3,227,000	Zentalis Pharmaceuticals, Inc.(a),(b)	55,504,400
		1,053,771,929
	MEDICAL EQUIPMENT & DEVICES - 16.7%
2,230,665	908 Devices, Inc.(a),(b)	19,183,719
846,665	Exact Sciences Corporation(a)	57,412,355
17,300	IDEXX Laboratories, Inc.(a)	8,651,384
512,914	Inari Medical, Inc.(a)	31,667,310
108,220	Inspire Medical Systems, Inc.(a)	25,331,055
239,135	iRhythm Technologies, Inc.(a)	29,659,914

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 16.7% (Continued)
10,500	Mettler-Toledo International, Inc.(a)	$ 16,067,205
119,000	Repligen Corporation(a)	20,034,840
181,380	Shockwave Medical, Inc.(a)	39,328,625
732,000	Veracyte, Inc.(a)	16,323,600
		263,660,007
	SOFTWARE - 5.5%
697,862	Doximity, Inc.(a)	22,596,772
881,000	Evolent Health, Inc., Class A(a)	28,588,450
1,000,000	Privia Health Group, Inc.(a)	27,610,000
595,569	R1 RCM, Inc.(a)	8,933,535
		87,728,757

	TOTAL COMMON STOCKS (Cost $1,395,765,121)	1,405,160,693

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	1,115,617

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,115,617

Shares		Fair Value
	PRIVATE INVESTMENTS — 7.0%
	BIOTECH & PHARMA — 5.7%
4,643,043	Arch Oncology, Inc. Series C1(a),(c),(d),(e),(f)	565,523
295,276	BioSplice Therapeutics(a),(c),(d),(e),(f)	5,435,470
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)	2,185,000
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)	2,185,000
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)	795,520
1,219,013	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)	532,709
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)	1,254,622
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)	1,031,578
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)	2,232,431

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	PRIVATE INVESTMENTS — 7.0% (Continued)
	BIOTECH & PHARMA — 5.7% (Continued)
928,098	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	$ 4,807,548
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	–
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	–
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	–
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)	1,424,998
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)	1,424,998
3,831,418	Korro Bio, Inc. Series B1(a),(b),(c),(d),(e),(f)	10,118,775
3,597,122	Korro Bio, Inc. Series B2(a),(b),(c),(d),(e),(f)	9,499,999
8,718,446	LEXEO Therapeutics Series B(a),(b),(c),(d),(e),(f)	14,250,301
686,724	Metagenomi Technologies, LLC Series B(a),(c),(d),(e),(f)	9,177,586
98,875	Metagenomi Technologies, LLC Series B-1(a),(c),(d),(e),(f)	1,321,395
1,017,770	Prometheus Laboratories, Inc.(a),(b),(c),(d),(e),(f)	667,148
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)	14,249,958
3,660,670	Turnstone Biologics, Inc. Series D(a),(c),(d),(e),(f)	6,589,206
		89,749,765
	MEDICAL EQUIPMENT & DEVICES — 1.3%
69,763	Beta Bionic Series B(a),(c),(d),(e),(f)	9,217,520
59,439	Beta Bionics Series B2(a),(c),(d),(e),(f)	7,853,449
35,950	Beta Bionics Series C(a),(c),(d),(e),(f)	3,799,958
		20,870,927
	TOTAL PRIVATE INVESTMENTS (Cost $158,293,680)	110,620,692

Shares		Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
8,987	Beta Bionics Series C Warrant(a),(c),(d),(e),(f)	949,847

	TOTAL WARRANT (Cost $–)	949,847

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
3,185,115	Fidelity Government Portfolio, Class I, 4.72%(g)	3,185,115

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9% (Continued)
	MONEY MARKET FUNDS - 3.9% (Continued)
57,943,262	First American Government Obligations Fund, Class U, 4.67%(g)	$ 57,943,262
	TOTAL MONEY MARKET FUNDS (Cost $61,128,377)	61,128,377

	TOTAL SHORT-TERM INVESTMENTS (Cost $61,128,377)	61,128,377

	TOTAL INVESTMENTS - 99.8% (Cost $1,615,187,178)	$ 1,578,975,226
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	3,897,042
	NET ASSETS - 100.0%	$ 1,582,872,268

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
CVR	- Contingent Value Rights
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $112,686,156, representing 7.1% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.9%
	BIOTECH & PHARMA - 9.0%
485	Argenx S.E. - ADR(a)	$ 180,701
9,395	Royalty Pharma plc, Class A	338,501
2,015	Zoetis, Inc.	335,377
		854,579
	CHEMICALS - 2.2%
941	Sherwin-Williams Company (The)	211,509

	COMMERCIAL SUPPORT SERVICES - 7.5%
5,124	Waste Connections, Inc.	712,594

	ELECTRIC UTILITIES - 2.9%
3,594	NextEra Energy, Inc.	277,026

	ELECTRICAL EQUIPMENT - 6.5%
870	Roper Technologies, Inc.	383,400
1,274	Trane Technologies PLC	234,391
		617,791
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
6,053	Nasdaq, Inc.	330,918

	MEDICAL EQUIPMENT & DEVICES - 11.8%
4,030	Edwards Lifesciences Corporation(a)	333,402
656	IDEXX Laboratories, Inc.(a)	328,052
247	Mettler-Toledo International, Inc.(a)	377,963
400	STERIS plc	76,512
		1,115,929
	RENEWABLE ENERGY - 1.4%
654	Enphase Energy, Inc.(a)	137,523

	RETAIL - DISCRETIONARY - 7.1%
1,694	Lowe's Companies, Inc.	338,749
391	O'Reilly Automotive, Inc.(a)	331,951
		670,700

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	SEMICONDUCTORS - 8.3%
204	ASML Holding N.V. - ADR	$ 138,865
467	KLA Corporation	186,412
343	Lam Research Corporation	181,831
363	NVIDIA Corporation	100,831
1,935	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	179,994
		787,933
	SOFTWARE - 29.6%
235	Constellation Software, Inc.	441,322
1,182	Crowdstrike Holdings, Inc., Class A(a)	162,241
1,996	Datadog, Inc., Class A(a)	145,029
9,026	Dlocal Ltd./Uruguay(a)	146,402
5,984	Doximity, Inc.(a)	193,762
705	Lumine Group, Inc.(a)	7,673
2,691	Palo Alto Networks, Inc.(a)	537,500
718	ServiceNow, Inc.(a)	333,669
997	Synopsys, Inc.(a)	385,091
2,176	Workday, Inc., Class A(a)	449,431
		2,802,120
	TECHNOLOGY SERVICES - 2.8%
16,630	Adyen N.V. - ADR(a)	263,419

	TRANSPORTATION & LOGISTICS - 2.3%
639	Old Dominion Freight Line, Inc.	217,797

	TOTAL COMMON STOCKS (Cost $8,389,652)	8,999,838

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 6.0%
MONEY MARKET FUNDS - 6.0%
567,613	First American Government Obligations Fund, Class U, 4.67% (Cost $567,613)(b)	$ 567,613

	TOTAL INVESTMENTS - 100.9% (Cost $8,957,265)	$ 9,567,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(81,871)
	NET ASSETS - 100.0%	$ 9,485,580

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 7.8%
	AUTO LOAN — 5.8%
3,100,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$ 2,875,605
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	923,371
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,368,490
3,000,000	World Omni Auto Receivables Trust Series 2019-B C		3.0300	01/15/26	2,990,373
					8,157,839
	OTHER ABS — 2.0%
2,950,000	PFS Financing Corporation Series 2020-G A(a)		0.9700	02/15/26	2,837,561

	TOTAL ASSET BACKED SECURITIES (Cost $11,646,466)				10,995,400

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.4%
	AUTOMOTIVE — 1.0%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,433,822

	BANKING — 10.3%
3,250,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	3,094,773
3,150,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	3,079,689
3,000,000	National Bank of Canada(b)	H15T1Y + 0.400%	0.5500	11/15/24	2,910,612
3,325,000	Royal Bank of Canada		1.1500	07/14/26	2,981,043
2,900,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	2,722,636
					14,788,753
	ELEC & GAS MARKETING & TRADING — 1.0%
1,500,000	Southern Power Company		0.9000	01/15/26	1,352,113

	ELECTRIC UTILITIES — 13.1%
1,550,000	AES Corporation (The)		1.3750	01/15/26	1,394,874
2,700,000	Avangrid, Inc.		3.1500	12/01/24	2,616,427
2,720,000	CenterPoint Energy, Inc.(b)	SOFRRATE + 0.650%	5.2570	05/13/24	2,695,519
2,250,000	CMS Energy Corporation		3.8750	03/01/24	2,216,477
1,275,000	Georgia Power Company		3.2500	04/01/26	1,217,193
3,000,000	MidAmerican Energy Company		3.1000	05/01/27	2,838,014

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.4% (Continued)
	ELECTRIC UTILITIES — 13.1% (Continued)
2,200,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	$ 2,146,488
1,500,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,508,723
2,000,000	WEC Energy Group, Inc.		0.5500	09/15/23	1,955,210
					18,588,925
	ELECTRICAL EQUIPMENT — 2.0%
2,850,000	Roper Technologies, Inc.		3.6500	09/15/23	2,824,509

	ENGINEERING & CONSTRUCTION — 3.3%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	922,122
1,375,000	MasTec, Inc.(a)		4.5000	08/15/28	1,270,656
2,825,000	Quanta Services, Inc.		0.9500	10/01/24	2,635,251
					4,828,029
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
1,000,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	861,131

	HOME & OFFICE PRODUCTS — 0.8%
1,250,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,101,425

	HOME CONSTRUCTION — 0.7%
1,000,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	991,555

	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,000,000	United Rentals North America, Inc.		3.8750	11/15/27	938,750

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
3,350,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	3,108,243

	INSURANCE — 4.4%
3,000,000	Aflac, Inc.		1.1250	03/15/26	2,717,192
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,258,288
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,278,024
					6,253,504

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.4% (Continued)
	MACHINERY — 2.4%
1,500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	$ 1,341,155
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	1,991,010
					3,332,165
	OIL & GAS PRODUCERS — 1.0%
1,500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,402,433

	REAL ESTATE INVESTMENT TRUSTS — 7.4%
2,500,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,397,452
1,750,000	American Tower Corporation		3.3750	05/15/24	1,713,180
1,400,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		3.3750	06/15/26	1,216,152
2,700,000	Public Storage(b)	SOFRRATE + 0.470%	5.0210	04/23/24	2,687,751
2,800,000	Welltower, Inc.		2.7000	02/15/27	2,540,401
					10,554,936
	RETAIL - DISCRETIONARY — 4.1%
700,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	637,959
2,250,000	AutoZone, Inc.		4.5000	02/01/28	2,229,771
2,459,000	O'Reilly Automotive, Inc.		3.8500	06/15/23	2,447,799
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	470,713
					5,786,242
	SEMICONDUCTORS — 0.3%
500,000	Synaptics, Inc.(a)		4.0000	06/15/29	431,321

	SOFTWARE — 1.1%
1,500,000	Workday, Inc.		3.5000	04/01/27	1,434,186

	TECHNOLOGY SERVICES — 0.3%
500,000	Verisk Analytics, Inc.		4.0000	06/15/25	488,200

	WHOLESALE - CONSUMER STAPLES — 0.7%
1,000,000	Sysco Corporation		3.7500	10/01/25	973,294

	TOTAL CORPORATE BONDS (Cost $86,676,105)				81,473,536

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.7%
	COMBINED UTILITIES — 1.1%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	$ 1,597,837

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,052,027

	MISCELLANEOUS TAX — 1.4%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,025,708

	MULTI-FAMILY HOUSING — 0.7%
250,000	Maine State Housing Authority	0.3000	11/15/23	245,968
500,000	New York City Housing Development Corporation	1.9300	02/01/25	473,153
100,000	New York State Housing Finance Agency	0.5000	05/01/24	97,261
250,000	New York State Housing Finance Agency	2.2000	11/01/24	239,999
				1,056,381
	SINGLE-FAMILY HOUSING — 0.5%
55,000	Maryland Community Development Administration	3.2420	09/01/48	53,374
60,000	Massachusetts Housing Finance Agency	4.0000	06/01/39	59,894
600,000	Texas Department of Housing & Community Affairs	0.3500	07/01/23	596,224
				709,492
	STATE — 0.9%
200,000	State of Oregon	0.6550	05/01/23	199,364
300,000	State of Oregon	0.7950	05/01/24	287,966
500,000	State of Oregon	0.8120	11/01/24	473,287
300,000	State of Oregon	0.8950	05/01/25	280,156
				1,240,773
	WATER AND SEWER — 1.4%
2,000,000	Boston Water & Sewer Commission	0.9650	11/01/25	1,831,450

	TOTAL MUNICIPAL BONDS (Cost $9,973,768)			9,513,668

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.5%
	AGENCY FIXED RATE — 1.9%
1,544,309	Freddie Mac Pool RD5050		2.0000	02/01/31	$ 1,430,096
6	Ginnie Mae I Pool 352081		7.0000	09/15/23	6
1,353,087	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,248,892
					2,678,994
	AGENCY HYBRID ARMS — 0.0%(c)
7,082	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	2.6250	08/20/41	7,007

	ARMS — 0.0%(c)
1,804	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	4.1700	08/01/34	1,785
239	Freddie Mac Non Gold Pool 845590(b)	H15T1Y + 2.125%	4.2500	01/01/24	236
132	Freddie Mac Non Gold Pool 845965(b)	H15T1Y + 2.241%	4.3600	01/01/24	131
80	Ginnie Mae II Pool 8228(b)	H15T1Y + 1.500%	2.6250	07/20/23	80
122	Ginnie Mae II Pool 8259(b)	H15T1Y + 1.500%	2.6250	08/20/23	121
232	Ginnie Mae II Pool 8375(b)	H15T1Y + 1.500%	2.6250	02/20/24	232
238	Ginnie Mae II Pool 8395(b)	H15T1Y + 1.500%	2.6250	03/20/24	237
102	Ginnie Mae II Pool 8410(b)	H15T1Y + 1.500%	2.8750	04/20/24	101
389	Ginnie Mae II Pool 8421(b)	H15T1Y + 1.500%	2.8750	05/20/24	389
662	Ginnie Mae II Pool 8503(b)	H15T1Y + 1.500%	2.6250	09/20/24	655
380	Ginnie Mae II Pool 8502(b)	H15T1Y + 1.500%	2.6250	09/20/24	375
491	Ginnie Mae II Pool 8565(b)	H15T1Y + 1.500%	3.0000	12/20/24	485
1,233	Ginnie Mae II Pool 8567(b)	H15T1Y + 1.500%	3.5000	12/20/24	1,219
2,625	Ginnie Mae II Pool 8595(b)	H15T1Y + 1.500%	2.6250	02/20/25	2,596
671	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	2.6250	07/20/25	661
13,111	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	2.6250	01/20/32	12,972
1,708	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	2.7500	12/20/32	1,666
					23,941
	GOVERNMENT OWNED, NO GUARANTEE — 8.3%
3,000,000	Federal Home Loan Mortgage Corporation		3.0500	05/12/25	2,919,151
1,500,000	Federal Home Loan Mortgage Corporation		0.7500	06/23/26	1,348,374
2,000,000	Federal Home Loan Mortgage Corporation		0.8000	10/27/26	1,784,749
1,000,000	Federal National Mortgage Association		0.7000	07/30/25	924,680
3,000,000	Federal National Mortgage Association		4.1250	08/28/25	2,966,903
2,000,000	Federal National Mortgage Association		0.8750	12/18/26	1,780,983
					11,724,840

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.5% (Continued)
	GOVERNMENT SPONSORED — 15.3%
3,000,000	Federal Farm Credit Banks Funding Corporation	3.6250	03/06/24	$ 2,968,558
3,000,000	Federal Farm Credit Banks Funding Corporation	4.3400	09/19/24	2,975,500
1,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	1,651,601
2,500,000	Federal Farm Credit Banks Funding Corporation	4.5000	01/10/25	2,504,366
1,500,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/26	1,499,751
3,000,000	Federal Farm Credit Banks Funding Corporation	2.9200	04/29/26	2,875,224
1,500,000	Federal Farm Credit Banks Funding Corporation	5.3000	10/19/26	1,493,273
1,000,000	Federal Farm Credit Banks Funding Corporation	3.8750	02/14/28	1,003,925
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/10/28	1,022,159
1,250,000	Federal Farm Credit Banks Funding Corporation	3.6250	07/24/28	1,236,267
1,000,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	997,800
1,500,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,497,006
				21,725,430
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,907,064)			36,160,212

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
2,703,652	First American Government Obligations Fund, Class U, 4.67% (Cost $2,703,652)(d)			2,703,652

	TOTAL INVESTMENTS - 99.3% (Cost $147,907,055)			$ 140,846,468
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			935,891
	NET ASSETS - 100.0%			$ 141,782,359

LLC	- Limited Liability Company
L.P.	- Limited Partnership
LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $12,251,102 or 8.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 44.3%
	BIOTECH & PHARMA - 1.6%
150,798	Royalty Pharma plc, Class A	$ 5,433,252

	CHEMICALS - 1.7%
169,536	Element Solutions, Inc.	3,273,740
11,106	Sherwin-Williams Company (The)	2,496,296
		5,770,036
	DIVERSIFIED INDUSTRIALS - 1.0%
60,366	Pentair PLC	3,336,429

	ELECTRIC UTILITIES - 3.5%
140,676	Clearway Energy, Inc.	4,407,379
86,393	NextEra Energy Partners, L.P.	5,248,375
19,991	WEC Energy Group, Inc.	1,894,947
		11,550,701
	ELECTRICAL EQUIPMENT - 6.9%
191,313	nVent Electric PLC	8,214,979
16,726	Roper Technologies, Inc.	7,370,981
38,624	Trane Technologies PLC	7,106,044
		22,692,004
	HEALTH CARE FACILITIES & SERVICES - 0.8%
51,979	Encompass Health Corporation	2,812,064

	INDUSTRIAL REIT - 2.4%
63,427	Prologis, Inc.	7,913,787

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
93,512	Nasdaq, Inc.	5,112,301

	INSURANCE - 1.7%
29,226	Arthur J Gallagher & Company	5,591,226

	MACHINERY - 0.7%
10,797	IDEX Corporation	2,494,431

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 44.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.9%
51,523	Bruker Corporation	$ 4,062,073
1,791	Mettler-Toledo International, Inc.(a)	2,740,606
30,716	STERIS plc	5,875,357
		12,678,036
	OIL & GAS PRODUCERS - 3.1%
70,525	Targa Resources Corporation	5,144,798
168,660	Williams Companies, Inc. (The)	5,036,188
		10,180,986
	RESIDENTIAL REIT - 1.0%
48,926	Equity LifeStyle Properties, Inc.	3,284,402

	RETAIL - DISCRETIONARY - 1.8%
4,977	Lithia Motors, Inc.	1,139,385
24,811	Lowe's Companies, Inc.	4,961,455
		6,100,840
	SEMICONDUCTORS - 2.6%
38,406	Entegris, Inc.	3,149,676
11,912	KLA Corporation	4,754,913
1,703	Lam Research Corporation	902,794
		8,807,383
	SOFTWARE - 2.7%
27,701	Palo Alto Networks, Inc.(a)	5,532,998
9,201	Synopsys, Inc.(a)	3,553,886
		9,086,884
	SPECIALTY REIT - 0.8%
92,562	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,647,273

	TECHNOLOGY SERVICES - 3.4%
39,280	CDW Corporation/DE	7,655,280
18,414	Verisk Analytics, Inc.	3,532,910
		11,188,190
	TRANSPORTATION & LOGISTICS - 1.7%
16,561	Old Dominion Freight Line, Inc.	5,644,651

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares				Fair Value
	COMMON STOCKS — 44.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.0%
42,967	Sysco Corporation			$ 3,318,341

	WHOLESALE - DISCRETIONARY - 0.5%
4,877	Pool Corporation			1,670,080

	TOTAL COMMON STOCKS (Cost $131,096,244)			147,313,297

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.6%
	AUTOMOTIVE — 0.6%
16,000	Aptiv plc	5.5000	06/15/23	1,971,275

	ELECTRIC UTILITIES — 2.0%
36,800	AES Corporation (The)	6.8750	02/15/24	3,293,968
75,000	NextEra Energy, Inc.	6.9260	09/01/25	3,476,250
				6,770,218
	TOTAL PREFERRED STOCKS (Cost $9,167,646)			8,741,493

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.0%
	AUTO LOAN — 1.5%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	2,921,985
750,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	692,528
1,500,000	World Omni Auto Receivables Trust Series 2019-B C	3.0300	01/15/26	1,495,187
				5,109,700
	OTHER ABS — 0.5%
1,700,000	PFS Financing Corporation Series 2020-G A(b)	0.9700	02/15/26	1,635,205

	TOTAL ASSET BACKED SECURITIES (Cost $7,154,130)			6,744,905

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10		2.9390	04/25/29	$ 932,288
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2		2.4120	08/25/29	901,690
					1,833,978
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,039,457)				1,833,978

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.2%
	ASSET MANAGEMENT — 1.1%
3,800,000	Vision Fund International(c),(d),(e)		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,625,419

	BANKING — 3.8%
3,975,000	Bank of America Corporation(f)	US0003M + 0.870%	2.4560	10/22/25	3,785,144
3,425,000	JPMorgan Chase & Company(f)	SOFRRATE + 0.600%	0.6530	09/16/24	3,348,551
2,800,000	National Bank of Canada(f)	H15T1Y + 0.400%	0.5500	11/15/24	2,716,572
1,865,000	Royal Bank of Canada		1.1500	07/14/26	1,672,074
1,000,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	938,840
					12,461,181
	CONSTRUCTION MATERIALS — 0.3%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,236,933

	CONTAINERS & PACKAGING — 0.3%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	881,200

	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	2,028,170

	ELECTRIC UTILITIES — 6.0%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,111,399
1,850,000	Avangrid, Inc.		3.1500	12/01/24	1,792,737

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.2% (Continued)
	ELECTRIC UTILITIES — 6.0% (Continued)
3,266,000	CenterPoint Energy, Inc.(f)	SOFRRATE + 0.650%	5.2570	05/13/24	$ 3,236,605
3,000,000	Dominion Energy, Inc.		2.2500	08/15/31	2,470,894
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	528,079
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,158,856
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,682,358
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,379,881
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	998,658
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,670,176
					20,029,643
	ENGINEERING & CONSTRUCTION — 1.2%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,323,244
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,848,228
500,000	Quanta Services, Inc.		0.9500	10/01/24	466,416
					3,637,888
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
1,000,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	861,131

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,682,977

	HOME CONSTRUCTION — 0.7%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,495,078
1,000,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	991,555
					2,486,633
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,500,000	United Rentals North America, Inc.		4.8750	01/15/28	1,435,950

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
4,125,000	Morgan Stanley(f)	SOFRRATE + 0.745%	0.8640	10/21/25	3,827,315

	INSURANCE — 0.8%
1,015,000	Aflac, Inc.		1.1250	03/15/26	919,317
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,793,717

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.2% (Continued)
	INSURANCE — 0.8% (Continued)
					$ 2,713,034
	MACHINERY — 1.0%
2,000,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,788,206
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,659,175
					3,447,381
	OIL & GAS PRODUCERS — 0.4%
1,250,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,168,694

	REAL ESTATE INVESTMENT TRUSTS — 3.7%
2,175,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,085,783
1,500,000	American Tower Corporation		4.0500	03/15/32	1,372,995
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,304,798
1,750,000	HAT Holdings I, LLC/HAT Holdings II, LLC(b)		3.3750	06/15/26	1,520,190
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,561,380
2,210,000	Public Storage(f)	SOFRRATE + 0.470%	5.0210	04/23/24	2,199,974
1,500,000	Welltower, Inc.		2.7000	02/15/27	1,360,929
					12,406,049
	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	911,369
1,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	872,986
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	470,713
					2,255,068
	SEMICONDUCTORS — 1.5%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,186,257
2,800,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	2,315,272
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,660,586
					5,162,115
	SOFTWARE — 0.3%
1,000,000	Workday, Inc.		3.8000	04/01/32	915,723

	TECHNOLOGY SERVICES — 0.2%
750,000	Visa, Inc.		0.7500	08/15/27	648,062

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.2% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation	2.4000	02/15/30	$ 2,413,003

	TOTAL CORPORATE BONDS (Cost $97,030,957)			87,123,569

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.3%
	COMBINED UTILITIES — 0.5%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,545,449

	COUNTY — 0.0%(g)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	141,528

	MISCELLANEOUS TAX — 0.6%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,025,708

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation	1.3500	11/01/26	473,374
100,000	New York State Housing Finance Agency	0.6500	05/01/25	95,009
				568,383
	RESOURCE RECOVERY — 0.0%(g)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	95,097

	SINGLE-FAMILY HOUSING — 0.2%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	200,000
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	495,006
				695,006
	STATE — 0.3%
200,000	State of Oregon	0.8950	05/01/25	186,771
250,000	State of Oregon	1.1850	05/01/26	227,965
500,000	State of Oregon	1.3150	05/01/27	444,704
				859,440
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,573,374

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.3% (Continued)
	WATER AND SEWER — 0.5% (Continued)
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	$ 185,746
				1,759,120
	TOTAL MUNICIPAL BONDS (Cost $8,488,769)			7,689,731

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.9%
	AGENCY FIXED RATE — 11.3%
297,846	Fannie Mae Pool MA2915	3.0000	02/01/27	290,086
969,447	Fannie Mae Pool MA4263	1.5000	02/01/31	892,744
1,020,321	Fannie Mae Pool MA4284	1.5000	03/01/31	939,797
680,818	Fannie Mae Pool FM3333	2.0000	06/01/35	615,971
510,645	Fannie Mae Pool MA4095	2.0000	08/01/35	462,005
453,957	Fannie Mae Pool BM5466	2.5000	10/01/43	398,691
440,051	Fannie Mae Pool BM5975	3.0000	12/01/45	405,794
379,792	Fannie Mae Pool MA2806	3.0000	11/01/46	348,967
398,564	Fannie Mae Pool BM5976	3.0000	02/01/47	367,554
951,885	Fannie Mae Pool BP5878	2.5000	06/01/50	823,690
1,368,880	Fannie Mae Pool MA4096	2.5000	08/01/50	1,186,534
1,572,264	Fannie Mae Pool MA4306	2.5000	04/01/51	1,357,104
1,581,030	Fannie Mae Pool MA4326	2.5000	05/01/51	1,366,620
1,813,374	Fannie Mae Pool MA4327	3.0000	05/01/51	1,631,937
1,892,777	Fannie Mae Pool MA4356	2.5000	06/01/51	1,635,790
2,307,494	Fannie Mae Pool MA4379	2.5000	07/01/51	1,994,016
3,693,981	Fannie Mae Pool CB2661	3.0000	01/01/52	3,315,837
3,524,120	Fannie Mae Pool MA4600	3.5000	05/01/52	3,272,728
2,999,880	Fannie Mae Pool MA4625	3.5000	06/01/52	2,785,501
2,644,058	Fannie Mae Pool MA4655	4.0000	07/01/52	2,528,789
3,080,087	Fannie Mae Pool MA4916	4.0000	02/01/53	2,944,855
806,510	Freddie Mac Pool ZS9163	3.0000	09/01/33	759,890
688,492	Freddie Mac Pool ZS9382	3.0000	09/01/43	634,890
632,581	Freddie Mac Pool SD8089	2.5000	07/01/50	547,958
1,378,660	Freddie Mac Pool SD8122	2.5000	01/01/51	1,192,550
1,907,123	Freddie Mac Pool RA5696	2.5000	08/01/51	1,647,634

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.9% (Continued)
	AGENCY FIXED RATE — 11.3% (Continued)
3,092,878	Freddie Mac Pool SD8214	3.5000	05/01/52	$ 2,871,854
358,585	Ginnie Mae II Pool MA3375	3.0000	01/20/46	326,592
				37,546,378
	AGENCY MBS OTHER — 0.9%
3,199,131	Fannie Mae Pool MA4805	4.5000	11/01/52	3,133,999

	GOVERNMENT OWNED, NO GUARANTEE — 3.2%
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	913,254
1,000,000	Federal Home Loan Mortgage Corporation	0.7500	06/23/26	898,916
1,250,000	Federal Home Loan Mortgage Corporation	0.8000	10/28/26	1,115,581
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,973,664
1,500,000	Federal National Mortgage Association	0.8750	12/18/26	1,335,737
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,551,154
				10,788,306
	GOVERNMENT SPONSORED — 4.5%
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	930,008
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	946,308
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	1,027,007
3,250,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	3,048,498
1,750,000	Federal Farm Credit Banks Funding Corporation	1.4700	10/15/32	1,368,761
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	998,003
1,500,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,540,823
2,500,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	2,494,500
1,750,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,746,507
1,000,000	Federal Home Loan Mortgage Corporation	0.6000	10/15/25	916,820
				15,017,235
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $71,721,356)			66,485,918

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
104,313	Fidelity Government Portfolio, Class I, 4.72%(h)			104,313

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.3% (Continued)
	MONEY MARKET FUNDS - 2.3% (Continued)
7,720,440	First American Government Obligations Fund, Class U, 4.67%(h)	$ 7,720,440
	TOTAL MONEY MARKET FUNDS (Cost $7,824,753)	7,824,753

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,824,753)	7,824,753

	TOTAL INVESTMENTS - 100.1% (Cost $334,523,312)	$ 333,757,644
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(224,692)
	NET ASSETS - 100.0%	$ 333,532,952

LLC	- Limited Liability Company
L.P.	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $19,282,415 or 5.8% of net assets.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2023 was $3,800,000, representing 1.1% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Restricted security.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of March 31, 2023.